Risk management - Credit risk from UK customers (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Credit risk
Financial assets	€ 176,554	€ 184,596	€ 191,124
Maximum exposure to credit risk	861,432	943,903	993,412
Impairment loss on financial assets	23,422	21,567	20,970
Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	766,034	859,643	908,002
Impairment loss on financial assets	4,458	3,980	3,823
Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	64,962	52,897	54,616
Impairment loss on financial assets	5,461	4,311	4,644
Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	30,436	31,363	30,795
Impairment loss on financial assets	13,503	13,276	12,504
Investment grade
Credit risk
Maximum exposure to credit risk	498,642	558,295	692,683
Investment grade | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	489,518	552,763	685,507
Investment grade | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	9,124	5,532	7,176
Investment grade | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0
Speculation grade
Credit risk
Maximum exposure to credit risk	332,354	354,245	269,935
Speculation grade | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	276,516	306,880	222,495
Speculation grade | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	55,838	47,365	47,439
Speculation grade | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0
Default
Credit risk
Maximum exposure to credit risk	30,436	31,363	30,795
Default | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0
Default | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0
Default | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	30,436	31,363	30,795
Gross carrying amount | Stage 1 | Financial instruments not credit-impaired
Credit risk
Financial assets	134,792	147,575	154,164
Gross carrying amount | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Financial assets	72	446	117
Gross carrying amount | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Financial assets	401	647	870
Santander UK plc
Credit risk
Maximum exposure to credit risk	241,300	296,662	276,793
Impairment loss on financial assets	1,448	1,175	894
Santander UK plc | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	219,030	279,266	260,584
Impairment loss on financial assets	223	117	224
Santander UK plc | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	19,041	14,575	13,415
Impairment loss on financial assets	557	470	335
Santander UK plc | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	3,229	2,821	2,795
Impairment loss on financial assets	668	588	335
Santander UK plc | Investment grade
Credit risk
Maximum exposure to credit risk	186,292	241,017	227,829
Santander UK plc | Investment grade | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	184,065	238,985	225,929
Santander UK plc | Investment grade | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	2,227	2,032	1,900
Santander UK plc | Investment grade | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0
Santander UK plc | Speculation grade
Credit risk
Maximum exposure to credit risk	51,779	52,824	46,169
Santander UK plc | Speculation grade | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	34,965	40,281	34,655
Santander UK plc | Speculation grade | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	16,814	12,543	11,514
Santander UK plc | Speculation grade | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0
Santander UK plc | Default
Credit risk
Maximum exposure to credit risk	3,229	2,821	2,795
Santander UK plc | Default | Stage 1 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0
Santander UK plc | Default | Stage 2 and 3 | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0	0	0
Santander UK plc | Default | Stage 2 and 3 | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	€ 3,229	€ 2,821	€ 2,795
United Kingdom
Credit risk
Decrease in credit risk (as a percent)	4.40%
Percentage of growth rate in local currency	0.90%
Risk exposure	€ 263,671
Percent at risk	27.00%
Non-performing rate (as a percent)	1.21%
Percentage increase in non-performing loans ratio	0.20%
United Kingdom | Santander UK plc | Mortgages | Gross carrying amount
Credit risk
Financial assets	€ 189,076
Percent increase in portfolio	2.70%